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Scudder California Tax-Free Income Fund

Class S Shares

Semiannual Report

February 28, 2002

Contents

<Click Here> Letter from the Fund's Chairperson

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder California Tax-Free Income Fund	Ticker Symbol	Fund Number
Class S	SDCSX	409

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from myScudder.com, talk to your financial representative or call Shareholder Services at 1-800-SCUDDER. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's Chairperson

[Photograph of Lin Coughlin]
Dear Shareholder,

Making correct investment decisions is always difficult. This is never more true than at times such as these, when the market's preference for specific asset classes is constantly shifting. That's why we continue to encourage investors to diversify their portfolios, even at the times when a particular asset class is performing well.

Although it was not long ago that the potential of stocks seemed limitless, bonds, as a group, have outperformed stocks by a wide margin over not just the past six months, but the past two years as well. This does not, of course, mean investors should sell all their stock investments and move entirely into bonds. After all, stocks have outperformed bonds in many individual years and over extended periods of time. However, the recent outperformance of bonds illustrates why fixed income investments should continue to play a role in most shareholder portfolios. Among the many lessons the past six months have taught us is that bonds can provide investors with much-needed stability and diversification in periods of market turmoil. For this reason, we encourage you to remain focused on the importance of holding bonds in your portfolio.

Thank you for your continued investment in Scudder California Tax-Free Income Fund.

Sincerely,
/s/ Lin Coughlin

Linda C. Coughlin
Chairperson
Scudder California Tax-Free Income Fund

Web site: myScudder.com	Toll-free: 1-800-SCUDDER

Performance Summary February 28, 2002

Average Annual Total Returns
Scudder California Tax-Free Income Fund	6-Month	Life of Class*
Class S	1.12%	5.98%
Lehman Brothers Municipal Bond Index++	1.99%	5.20%

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/02	$ 7.51
8/31/01	$ 7.60
Distribution Information: Six Months: Income Dividends	$ .17
February Income Dividend	$ .026
SEC 30-day Yield+	3.88%
Current Annualized Distribution Rate+	4.53%
Tax Equivalent Yield+	6.97%

* On June 18, 2001, the Fund commenced Class S shares. Index comparisons begin June 30, 2001.
+ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2002. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 2002, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 44.31% (combined California state and federal income tax rate). Yields and distribution rates are historical and will fluctuate.
++ The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share classes.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review

In the following interview, Scudder California Tax-Free Income Fund's management team of Philip G. Condon and Eleanor R. Brennan, co-lead portfolio managers, discusses the fund's performance and the recent market environment for municipal bonds.

Q: How did the municipal bond market perform in the six-month period ending February 28, 2002?

A: Overall, municipal bonds outperformed high-yield bonds and stocks during the period. However, municipal issues slightly underperformed taxable bonds on a pretax basis. The Lehman Brothers Municipal Bond Index, which invests in issues from municipalities throughout the United States, gained 1.99 percent during the period. (See table below.)

Q: How did Scudder California Tax-Free Income Fund perform in the six-month period ending February 28, 2002?

A: Scudder California Tax-Free Income Fund delivered 1.12 percent (Class S shares) during the reporting period, outperforming its typical peer in the California Municipal Debt Funds category, which returned 0.80 percent, according to Lipper, Inc.

While municipal yields were less volatile than their taxable counterparts over the last six months, municipal bond yields still fluctuated during this period. Following the Federal Reserve Board's three separate 50-basis-point cuts to interest rates in September, October and November, the yield curve between two and 10 years steepened dramatically in both municipal bonds and U.S. Treasury bonds. (The yield curve represents yields for bonds with different maturities.)

Municipal bonds deliver solid relative results
Index	Return (6 months ending 2/28/02)
Lehman Brothers Municipal Bond Index	1.99%
Lehman Brothers Corporate Bond Index	2.37%
Lehman Brothers High-Yield Index	-2.03%
S&P 500 Index	-1.69%
Nasdaq	-4.09%

As the economy appeared to be bouncing back in early 2002, shorter-maturity issues saw their rates fall further. At that time, the overall yield curve steepened, and municipal bonds with maturities in the range of five years to 10 years rallied the most. Our overall focus on intermediate-term issues with solid credit quality benefited performance over the course of the six-month period due to the strong performance of the two-year to 10-year part of the yield curve.

Q: What affected the California municipal bond market during the period?

A: California's municipal bonds were downgraded from a rating of Aa3 to A1 by Moody's Investors Services. California municipal bonds continued to feel stress as the state's economy - the nation's largest - was pressured by the U.S. recession, although that pressure is beginning to abate now. Moreover, California general obligation bonds are still trading more weakly due to the state's attempt to deregulate its power industry. The issuance of about $12 billion of municipal bonds by the California Department of Water Resources, which was slated to occur in the second half of 2001, has been pushed back to the second half of 2002. The sale is designed to help pay back the state coffers drained by the state's energy problems. As a result of this uncertainty, California general obligation bonds (G.O.s) have underperformed. The fund's above-average exposure to G.O.s slightly held back returns, but not so much that the fund finished behind its average peer.

Q: How have you positioned Scudder California Tax-Free Income Fund for the road ahead?

A: Going forward, we are positioning the fund for a normalization in the municipal bond yield curve. We believe the yield curve will continue to flatten as the U.S. economy rights itself from the recession and begins to see growth rates increase. As a result, we expect to continue to purchase some longer-term intermediate issues, since we currently believe they stand to be hurt less by a flattening yield curve.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 28, 2002

Portfolio Composition	2/28/02	8/31/01

Revenue Bonds	58%	69%
U.S. Government Secured	9%	11%
General Obligation Bonds	33%	20%
	100%	100%

Quality	2/28/02	8/31/01

AAA	69%	63%
AA	3%	5%
A	17%	17%
BBB	4%	6%
Not Rated	7%	9%
	100%	100%

Effective Maturity	2/28/02	8/31/01

1-10 years	59%	62%
11-20 years	36%	33%
21+ years	5%	5%
	100%	100%

Interest Rate Sensitivity	2/28/02	8/31/01

Average Maturity	10.3 years	9.8 years
Duration	8.3 years	8.3 years

Portfolio Composition, Quality, Effective Maturity and Interest Rate Sensitivity are subject to change.

For more complete details about the fund's investment portfolio, see page <Click Here>. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2002 (Unaudited)

	Principal Amount ($)	Value ($)
Long-Term Municipal Investments 97.9%
California 85.3%
ABAG Finance Authority, Stanford Health Systems, ETM, 6.0%, 11/1/2007 (b)	605,000	699,785
Anaheim, CA, Electric Revenue, Public Finance Authority, Series B, 5.25%, 10/1/2018 (b)	2,000,000	2,115,680
Anaheim, CA, Other (GO) Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (b)	1,455,000	668,834
Series C, Zero Coupon, 9/1/2018 (b)	1,000,000	426,230
Series C, 6.0%, 9/1/2014 (b)	1,000,000	1,176,420
Series C, 6.0%, 9/1/2016 (b)	1,000,000	1,173,190
Series A, 6.0%, 9/1/2024 (b)	3,500,000	4,108,930
Benicia, CA, School District GO, Unified School District:
Series A, Zero Coupon, 8/1/2017 (b)	1,735,000	800,876
Series A, Zero Coupon, 8/1/2018 (b)	1,510,000	651,369
Big Bear Lake, CA, Water & Sewer Revenue, Inverse Floater: Rites-PA 597A, 10.765%, 4/1/2015** (b)	1,700,000	2,286,942
Rites-PA 597B, 10.747%, 4/1/2022** (b)	6,750,000	9,005,445
Burbank, CA, School District GO, Unified School District:
Series B, Zero Coupon, 8/1/2011 (b)	1,250,000	840,563
Series B, Zero Coupon, 8/1/2012 (b)	1,500,000	954,345
Series B, Zero Coupon, 8/1/2013 (b)	3,225,000	1,923,455
Series B, Zero Coupon, 8/1/2014 (b)	3,000,000	1,681,320
Cabrillo, CA, County (GO) Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (b)	4,000,000	1,611,800
California, Educational Facilities Authority, Mills College, Prerefunded, 6.875%, 9/1/2022	1,775,000	1,860,058
California, Electric Revenue, Efficiency Financing Authority:
5.5%, 4/1/2017 (b)	1,285,000	1,370,902
6.0%, 4/1/2010 (b)	1,500,000	1,739,865
6.0%, 4/1/2011 (b)	1,590,000	1,858,726
6.0%, 4/1/2012 (b)	1,685,000	1,973,961
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego: Zero Coupon, 10/1/2014 (b)	1,470,000	817,467
Zero Coupon, 10/1/2024 (b)	2,500,000	734,650
California, Higher Education Revenue, Educational Facilities Authority, University of San Francisco, 6.0%, 10/1/2016 (b)	6,640,000	7,455,990
California, Higher Education Revenue, State University & Colleges Housing System, 5.65%, 11/1/2012 (b)	6,110,000	6,782,344
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012 (d)	20,205,000	22,908,631
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2010 (b)	3,040,000	2,127,970
Series A, Zero Coupon, 10/1/2012 (b)	4,900,000	3,072,692
Series B, 6.5%, 3/1/2011 (b)	2,000,000	2,065,500
Series A, 6.7%, 3/1/2011	1,200,000	1,226,268
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (b)	1,000,000	1,160,390
California, Multi Family Housing Revenue, Community Development Authority, Series A-4, 5.25%, 5/15/2025	1,000,000	1,024,010
California, Multi Family Housing Revenue, Housing Finance Agency:
Series A-II, 7.35%, 8/1/2002	400,000	408,188
Series A-II, 7.35%, 8/1/2003	430,000	455,422
Series A-II, 7.35%, 8/1/2004	460,000	500,646
Series A, 7.45%, 8/1/2002	1,015,000	1,026,307
Series A, 7.6%, 8/1/2006	4,030,000	4,153,600
Series A, 7.65%, 8/1/2007	2,335,000	2,407,105
Series A, 7.7%, 8/1/2009	700,000	721,763
Series A, 7.75%, 8/1/2016	2,440,000	2,512,370
Series A, 7.8%, 8/1/2023	2,635,000	2,713,813
California, Public Housing Revenue, Housing Finance Agency:
Series F-1, AMT, 6.2%, 8/1/2005 (b)	840,000	882,647
Series F-1, AMT, 6.3%, 8/1/2006 (b)	1,310,000	1,389,478
Series A-II, 7.35%, 8/1/2005	495,000	541,124
California, Senior Care Revenue, Community Development Authority, California Lutheran Homes: 5.5%, 11/15/2008	1,500,000	1,685,190
5.6%, 11/15/2013	4,750,000	5,329,548
California, Senior Care Revenue, Statewide Community Development Authority:
5.375%, 4/1/2017	1,000,000	977,220
6.0%, 8/15/2017	1,000,000	1,116,520
California, Single Family Housing Revenue, Housing Finance Agency:
Series G, AMT, 5.7%, 2/1/2007 (b)	500,000	538,225
Series G, AMT, 5.8%, 2/1/2008 (b)	1,330,000	1,427,409
Series G, AMT, 5.9%, 2/1/2009 (b)	200,000	213,646
Series F-1, AMT, 6.875%, 8/1/2015	2,825,000	2,870,257
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, 7.3% 6/1/2031	880,000	989,630
California, State (GO) Lease, 5.75%, 10/1/2010	7,000,000	7,831,740
California, State (REV) Lease, Public Works Board, 5.25%, 1/1/2013 (b)	2,000,000	2,198,660
California, State (REV) Lease, Public Works Board, California Community Colleges, Series A, 5.25%, 12/1/2014	2,000,000	2,106,620
California, State Agency (GO) Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010	3,365,000	4,151,771
Series A-2, 7.4%, 9/1/2010 (b)	1,000,000	1,260,040
California, State Agency (REV) Lease, Public Works Board, Regents University:
Series A, 5.25%, 6/1/2013 (b)	2,730,000	3,017,169
Series A, 5.25%, 6/1/2014 (b)	2,575,000	2,838,320
California, State GO:
5.0%, 11/1/2016	3,500,000	3,565,660
5.25%, 12/1/2019	5,000,000	5,114,100
5.5%, 5/1/2011	10,965,000	12,048,013
5.5%, 12/1/2011	10,410,000	11,514,397
5.5%, 4/1/2012 (b)	2,100,000	2,371,467
5.5%, 3/1/2014	12,000,000	12,977,640
5.5%, 3/1/2016	9,000,000	9,602,100
5.75%, 5/1/2010	8,070,000	8,989,415
5.875%, 10/1/2019	10,000,000	10,769,600
6.5%, 9/1/2010	1,305,000	1,527,542
6.6%, 2/1/2011 (b)	4,975,000	5,989,502
California, Water & Sewer Revenue, Department of Water Revenue:
Series W, 5.5%, 12/1/2013	10,200,000	11,546,502
Series W, 5.5%, 12/1/2014	12,000,000	13,534,200
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,687,392
Series A, 5.25%, 3/1/2017	3,160,000	3,368,971
Series B, 5.25%, 3/1/2017	7,400,000	7,889,362
California, Water & Sewer Revenue, South Placer Wastewater Authority, Series A, 5.5%, 11/1/2014 (b)	2,000,000	2,223,580
Capistrano, CA, School District GO, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (b)	1,000,000	1,144,700
Carlsbad, CA, School District GO, Unified School District, Zero Coupon, 11/1/2018 (b)	3,050,000	1,298,965
Carson, CA, Special Assessment Revenue, Redevelopment Project No. 1, Series B, Prerefunded, 6.0%, 10/1/2016	3,350,000	3,638,368
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (b)	1,000,000	1,207,670
Center, CA, School District GO, Unified School District, Series C, Zero Coupon, 9/1/2014 (b)	2,240,000	1,253,571
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (b)	1,290,000	1,504,553
Concord, CA, Special Assessment Revenue, Redevelopment Agency, Series 3, 8.0%, 7/1/2018 (b)	40,000	40,890
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, ETM, 7.75%, 5/1/2022	2,715,000	3,537,319
Corona, CA, Sales & Special Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (b)	9,240,000	10,402,577
Corona-Norco, CA, Sales & Special Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (b)	2,750,000	3,037,815
Del Mar, CA, Project Revenue, Race Track Authority, 6.0%, 8/15/2006	2,000,000	2,100,680
Dry Creek, CA, School District GO, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2010 (b)	1,120,000	794,002
Series A, Zero Coupon, 8/1/2011 (b)	1,180,000	793,491
Series A, Zero Coupon, 8/1/2016 (b)	555,000	273,560
Series A, Zero Coupon, 8/1/2021 (b)	1,920,000	681,370
Series A, Zero Coupon, 5/1/2022 (b)	1,385,000	467,618
Emeryville, CA, Sales & Special Tax Revenue, Redevelopment Project, Series A, 6.5%, 5/1/2021	6,315,000	6,456,456
Encinitas, CA, State GO, Unified School District, Zero Coupon, 8/1/2017 (b)	4,000,000	1,846,400
Escondido, CA, School District GO, Unified High School District:
Zero Coupon, 5/1/2015 (b)	3,165,000	1,682,261
Zero Coupon, 5/1/2016 (b)	3,335,000	1,661,797
Zero Coupon, 11/1/2017 (b)	5,500,000	2,577,190
Zero Coupon, 11/1/2018 (b)	4,605,000	1,961,223
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (b)	7,000,000	2,691,080
Foothill, CA, Eastern Corridor Agency:
ETM, Zero Coupon, 1/1/2018 (b)	10,000,000	4,569,800
ETM, Zero Coupon, 1/1/2020 (b)	10,000,000	4,012,000
Series A, ETM, Zero Coupon, 1/1/2014	2,000,000	1,176,000
Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	2,447,320
Series A, Step-up Coupon, 0% to 1/1/2005, 6.95% to 1/1/2007	575,000	559,607
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2011	6,000,000	6,257,340
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.15% to 1/1/2013	975,000	1,018,787
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.15% to 1/1/2014	2,875,000	3,004,116
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017 (b)	5,975,000	2,724,421
Zero Coupon, 1/15/2018 (b)	6,250,000	2,664,375
Zero Coupon, 1/15/2020 (b)	6,500,000	4,509,895
Zero Coupon, 1/15/2025	10,000,000	2,421,700
Zero Coupon, 1/15/2026	5,000,000	3,218,300
Series A, Prerefunded, 6.0%, 1/1/2016 (b)	11,000,000	12,850,530
Foothill-De Anza, CA, School District GO: Zero Coupon, 8/1/2016 (b)	4,755,000	2,343,074
6.0%, 8/1/2012	1,610,000	1,865,523
6.0%, 8/1/2013	2,105,000	2,430,875
Fresno, CA, Health Facilities Authority, Holy Cross Health System:
Prerefunded, 6.5%, 6/1/2011 (b)	1,500,000	1,549,725
Prerefunded, 6.625%, 6/1/2021 (b)	2,000,000	2,067,100
Fresno, CA, School District GO, Unified School District:
Series C, 5.9%, 2/1/2017 (b)	1,760,000	2,030,864
Series A, 6.4%, 8/1/2016 (b)	2,000,000	2,411,900
Hawthorne, CA, Special Assessment Revenue, Community Redevelopment Agency, Redevelopment Project Area 2, 6.625%, 9/1/2014	2,000,000	2,110,420
Healdsburg, CA, School District GO, Unified School District:
Zero Coupon, 7/15/2011 (b)	400,000	269,484
Zero Coupon, 7/15/2012 (b)	400,000	254,984
Zero Coupon, 7/15/2013 (b)	400,000	239,048
Zero Coupon, 7/15/2014 (b)	400,000	224,640
Hollister, CA, Water & Sewer Revenue, Joint Powers Financing Authority, 5.75%, 12/1/2011	3,815,000	3,935,974
Inglewood, CA, Public Financing Authority:
Series B, Prerefunded, 7.0%, 5/1/2022	870,000	895,874
Series C, Prerefunded, 7.0%, 5/1/2022	7,825,000	8,050,204
Inland Empire, Other (GO) Lease, Solid Waste Financing Authority, Landfill Improvement Financing Project, Series B, 6.0%, 8/1/2006	1,000,000	1,128,510
Kern, CA, School District GO, High School District, Series A, 6.4%, 8/1/2012 (b)	3,095,000	3,699,361
Laguna Salada, CA, School District GO, Unified School District:
Series B, Zero Coupon, 8/1/2019 (b)	2,765,000	1,110,369
Series B, Zero Coupon, 8/1/2020 (b)	2,000,000	752,680
Las Virgenes, CA, School District GO, Unified School District:
Series A, Zero Coupon, 11/1/2013 (b)	2,150,000	1,267,898
Series A, Zero Coupon, 11/1/2014	1,050,000	581,637
Series A, Zero Coupon, 11/1/2015	1,275,000	661,636
Zero Coupon, 11/1/2016	1,500,000	729,285
Lemon Grove, CA, Community Development Agency, Lemon Grove Redevelopment Project, Tax Allocation, Prerefunded, 6.65%, 8/1/2006	215,000	224,090
Long Beach, CA, Port Authority Revenue, Harbor Revenue:
Series A, 5.75%, 5/15/2016	12,570,000	13,630,657
Series A, 6.0%, 5/15/2018 (b)	4,000,000	4,577,720
Long Beach, CA, Port Authority Revenue, Harbor Revenue, AMT, Series A, 6.0%, 5/15/2017 (b)	1,500,000	1,723,395
Long Beach, CA, Sales & Special Tax Revenue, Inverse Floater, Rites-PA 651A, 10.294%, 5/15/2016** (b)	4,215,000	5,546,013
Long Beach, CA, Sales & Special Tax Revenue, Inverse Floater, Rites-PA 651B, 10.294%, 5/15/2019** (b)	5,300,000	6,811,560
Los Angeles County, CA, Core City (GO) Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (b)	1,000,000	1,184,660
Los Angeles County, CA, County (GO) Lease, Disney Parking Project:
Zero Coupon, 9/1/2006	2,500,000	2,158,450
Zero Coupon, 3/1/2008	2,780,000	2,200,982
Zero Coupon, 9/1/2008	4,865,000	3,777,624
Los Angeles County, CA, County (GO) Lease, Marina Del Rey:
Series A, 6.25%, 7/1/2003	1,090,000	1,124,400
Series A, 6.5%, 7/1/2008	2,500,000	2,618,175
Los Angeles County, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (b)	11,800,000	12,793,914
Los Angeles, CA, Airport Revenue:
Series A, AMT, 5.5%, 8/1/2014 (b) (c)	6,895,000	7,344,002
Series B, AMT, 5.5%, 8/1/2016 (b)	6,500,000	6,930,300
Los Angeles, CA, Airport Revenue, Ontario International Airport, Series A, 5.9%, 5/15/2012 (b)	3,290,000	3,572,348
Los Angeles, CA, Convention and Exhibition Center Authority, Prerefunded, 9.0%, 12/1/2020	1,000,000	1,236,910
Los Angeles, CA, Core City (GO) Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,725,760
Los Angeles, CA, Electric Revenue, Power System, Series A-A-1, 5.25%, 7/1/2013 (b)	20,000,000	21,858,200
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT, Series B, 6.25%, 8/1/2026 (b)	2,320,000	2,563,275
Los Angeles, CA, School District (GO) Lease, Unified School District, 5.625%, 7/1/2018 (b)	4,990,000	5,392,743
Los Angeles, CA, School District (GO) Lease, Unified School District, Inverse Floater:
Rites-PA 589A, 10.747%, 7/1/2012**	3,170,000	4,279,025
Rites-PA 589B, 10.747%, 7/1/2013**	1,485,000	1,999,924
Rites-PA 589C, 10.747%, 7/1/2014**	2,910,000	3,925,910
Rites-PA 589D, 10.747%, 7/1/2015**	3,560,000	4,806,498
Los Angeles, CA, School District GO, Unified School District:
5.625%, 7/1/2015 (b)	4,115,000	4,540,573
5.625%, 7/1/2016 (b)	10,655,000	11,670,315
5.625%, 7/1/2017 (b)	5,000,000	5,443,500
Los Angeles, CA, Water & Sewer Revenue, Series A-A-1, 5.25%, 7/1/2018 (b)	15,000,000	15,761,700
Los Angeles, CA, Water & Sewer Revenue, Power System, Series A, 5.25%, 7/1/2015 (b)	5,000,000	5,379,900
Los Banos, CA, Other (REV) Lease, 6.0%, 12/1/2019	2,100,000	2,138,220
Lucia Mar, CA, School District GO, Series A, Zero Coupon, 8/1/2016 (b)	1,000,000	492,200
Merced, CA, School District GO, High School District:
Series A, Zero Coupon, 8/1/2014 (b)	2,045,000	1,146,100
Series A, Zero Coupon, 8/1/2015 (b)	2,090,000	1,097,647
Series A, Zero Coupon, 8/1/2016 (b)	2,140,000	1,053,308
Midpeninsula Regional Open Space District, CA, Other (GO) Lease, Zero Coupon, 9/1/2020 (b)	1,190,000	447,476
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	4,000,000	4,151,920
Modesto, CA, Electric Revenue, Irrigation District Financing Authority, Series A, 6.0%, 10/1/2015 (b)	7,000,000	7,768,600
Modesto, CA, Other (GO) Lease, Community Project, Series A, 5.6%, 11/1/2014 (b)	1,370,000	1,560,553
Modesto, CA, Water & Sewer Revenue, 6.0%, 11/1/2011 (b)	1,255,000	1,478,377
Mojave Desert & Mountain Region, CA, Resource Recovery Revenue, Solid Waste Joint Powers Authority, AMT, 7.875%, 6/1/2020	2,350,000	2,531,467
Montebello, CA, School District GO, Unified School District:
Zero Coupon, 8/1/2012 (b)	1,890,000	1,202,475
Zero Coupon, 8/1/2013 (b)	1,945,000	1,160,037
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	3,670,000	3,795,294
7.125%, 10/1/2023	2,810,000	2,842,287
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2016 (b)	2,500,000	1,225,475
Northern California, Electric Revenue, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2017 (b)	2,500,000	2,576,350
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	263,760
Northern California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	4,919,200
Oakland, CA, Port Authority Revenue, 5.75%, 11/1/2014 (b)	2,500,000	2,732,150
Oakland, CA, Single Family Housing Revenue, 7.1%, 1/1/2010	700,000	713,279
Orange County, CA, County (GO) Lease, 6.0%, 7/1/2026 (b)	13,000,000	14,665,560
Palmdale, CA, School District GO, School Building Project, Zero Coupon, 10/1/2019	1,420,000	565,288
Pomona, CA, Unified School District, ETM, Series B, 6.25%, 8/1/2014 (b)	1,020,000	1,225,724
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,079,990
7.125%, 7/1/2026	2,000,000	2,152,360
Richmond, CA, Other (GO) Lease, Joint Powers Finance Authority:
5.875%, 9/1/2006	500,000	548,735
6.6%, 9/1/2016	1,000,000	1,091,880
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (b)	2,495,000	942,337
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (b)	1,750,000	926,450
Zero Coupon, 6/1/2016 (b)	2,395,000	1,188,519
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,769,750
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,090,000	1,144,969
6.0%, 9/1/2011	850,000	912,586
6.125%, 9/1/2014	605,000	643,278
6.3%, 9/1/2021	1,500,000	1,562,805
Sacramento, CA, Electric Revenue, Municipal Utilities District:
5.25%, 8/15/2016 (b)	1,340,000	1,432,179
5.25%, 8/15/2017 (b)	1,415,000	1,502,192
Sacramento, CA, Electric Revenue, Municipal Utilities District, Electric Revenue:
Series K, 5.75%, 7/1/2018 (b)	5,170,000	5,869,863
Series G, 6.5%, 9/1/2013 (b)	1,270,000	1,550,683
Sacramento, CA, Electric Revenue, Power Authority Cogeneration Project:
6.0%, 7/1/2022 (b)	5,000,000	5,474,200
6.375%, 7/1/2010	2,300,000	2,465,577
6.5%, 7/1/2004	2,000,000	2,153,520
Sacramento, CA, Other (GO) Lease, City Financing Authority Lease Revenue:
5.0%, 11/1/2014	4,200,000	4,491,102
5.4%, 11/1/2020 (b)	5,000,000	5,467,600
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	9,966,200
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority Series B, Zero Coupon, 11/1/2016 (b)	2,685,000	1,307,300
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (b)	1,000,000	1,175,440
Series A, 6.0%, 9/1/2014 (b)	2,195,000	2,582,242
Series A, 6.0%, 9/1/2015 (b)	1,000,000	1,176,760
Salinas, CA, Other (GO) Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,101,900
San Bernadino, CA, County GO, Medical Center Financing Project:
5.5%, 8/1/2017 (b)	3,965,000	4,395,401
6.0%, 8/1/2009 (b)	3,000,000	3,472,770
San Bernadino, CA, Other (REV) Lease:
Series A, 5.25%, 11/1/2013 (b) (c)	3,115,000	3,323,892
Series A, 5.25%, 11/1/2014 (b) (c)	2,330,000	2,445,498
Series A, 5.25%, 11/1/2018 (b) (c)	7,885,000	8,022,514
San Bruno Park, CA, School District GO, School District:
Zero Coupon, 8/1/2014	1,010,000	566,044
Zero Coupon, 8/1/2016	1,000,000	492,200
Zero Coupon, 8/1/2017	1,000,000	461,600
Zero Coupon, 8/1/2019	1,100,000	442,486
San Diego, CA, Core City (GO) Lease, 8.0%, 6/1/2002	1,825,000	1,849,054
San Diego, CA, School District GO, Election of 1998:
Series B, 6.0%, 7/1/2019 (b)	1,000,000	1,162,690
Series B, 6.05%, 7/1/2018 (b)	770,000	900,631
San Diego, CA, Special Assessment Revenue, Redevelopment Agency, Horton Project, Series B, Prerefunded, 6.625%, 11/1/2017	2,000,000	2,380,240
San Francisco, CA, Airport Revenue, Airport Communication:
Series 12A, 5.7%, 5/1/2013	5,470,000	5,771,124
Series 12A, 5.7%, 5/1/2014	6,795,000	7,145,214
San Francisco, CA, Airport Revenue, Inverse Floater:
Rites-PA 662A, 10.678%, 5/1/2011**	1,080,000	1,369,127
Rites-PA 662A, 10.7%, 5/1/2011**	1,365,000	1,730,424
Rites-PA 662B, 10.198%, 5/1/2012**	1,445,000	1,767,322
Rites-PA 662C, 10.178%, 5/1/2013**	1,365,000	1,655,513
Rites-PA 662E, 10.197%, 5/1/2015**	1,530,000	1,811,367
Rites-PA 662F, 10.428%, 5/1/2016**	1,625,000	1,934,774
Rites-PA 662G, 10.852%, 5/1/2014**	1,445,000	1,729,477
Rites-PA 662H, 10.178%, 5/1/2012**	1,285,000	1,571,632
Rites-PA 662I, 10.178%, 5/1/2013**	1,535,000	1,861,694
San Francisco, CA, Core City (GO) Lease, Redevelopment Agency, George R. Moscone Convention Center, 6.75%, 7/1/2015 (b)	2,200,000	2,457,906
San Francisco, CA, Hospital & Healthcare Revenue, Coventry Park Project, Series A, AMT, 8.5%, 12/1/2026	2,000,000	1,677,040
San Francisco, CA, Sales & Special Tax Revenue, Bay Area:
5.25%, 7/1/2015 (b)	1,750,000	1,885,765
5.25%, 7/1/2016 (b)	1,150,000	1,228,235
5.25%, 7/1/2018 (b)	2,465,000	2,594,018
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2006	200,000	178,956
ETM, Zero Coupon, 1/1/2010	1,500,000	1,103,355
ETM, Zero Coupon, 1/1/2014	3,680,000	2,163,840
ETM, 7.3%, 1/1/2004	1,000,000	1,097,910
ETM, 7.35%, 1/1/2005	2,500,000	2,845,325
ETM, 7.4%, 1/1/2007	6,000,000	7,201,800
San Joaquin Hills, CA, Transportation/Tolls Revenue, ETM, Zero Coupon, 1/15/2026 (b)	15,000,000	4,062,900
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2011 (b)	5,450,000	3,743,333
Series A, Zero Coupon, 1/15/2012 (b)	25,420,000	16,527,321
Series A, Zero Coupon, 1/15/2015 (b)	12,065,000	6,487,712
Series A, Zero Coupon, 1/15/2016 (b)	3,485,000	1,757,067
Series A, Zero Coupon, 1/15/2017 (b)	3,965,000	1,875,445
Series A, Zero Coupon, 1/15/2018 (b)	2,640,000	1,167,382
Series A, Zero Coupon, 1/15/2019 (b)	3,185,000	1,313,844
San Jose, CA, Project Revenue, Finance Authority:
Series B, Zero Coupon, 11/15/2004	810,000	760,501
Series B, Zero Coupon, 11/15/2005	810,000	730,474
San Jose, CA, School District GO, Santa Clara County, Series D, 5.25%, 8/1/2016 (b)	3,060,000	3,269,763
San Jose, CA, School District GO, Unified School District:
Series A, Zero Coupon, 8/1/2015 (b)	2,570,000	1,349,738
Series A, Zero Coupon, 8/1/2017 (b)	1,350,000	623,160
San Juan, CA, San Juan Project, ETM, Series D, 6.75%, 7/1/2020 (b)	2,000,000	2,480,060
San Juan, CA, School District GO, Unified School District, Zero Coupon, 8/1/2021	8,000,000	2,833,680
San Ysidro, CA, School District GO, School District, 6.125%, 8/1/2021 (b)	1,400,000	1,602,650
Santa Ana, CA, Other GO, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (b)	2,000,000	2,414,820
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Facilities Replacement Project, Series A, 7.75%, 11/15/2008 (b)	3,250,000	4,106,505
Santa Cruz County, CA, County (GO) Lease, Capital Facilities Project:
5.5%, 9/1/2017 (b)	1,005,000	1,119,309
5.5%, 9/1/2018 (b)	1,060,000	1,174,045
5.6%, 9/1/2019 (b)	1,115,000	1,244,485
5.6%, 9/1/2020 (b)	1,180,000	1,318,898
5.65%, 9/1/2024 (b)	1,445,000	1,626,839
5.65%, 9/1/2025 (b)	1,520,000	1,713,633
5.65%, 9/1/2026 (b)	1,605,000	1,811,596
Santa Cruz County, CA, Multi Family Housing Revenue, Housing Authority, Series A, 7.75%, 7/1/2023	2,000,000	2,014,360
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (b)	3,675,000	4,683,053
Series B, 7.25%, 8/1/2013 (b)	3,400,000	4,349,314
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 1-2-2A and 8, Series A, 7.25%, 8/1/2006 (b)	465,000	551,076
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 3-3A-4 and 4A, Series B, 7.25%, 8/1/2005 (b)	2,895,000	3,347,025
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	2,000,000	2,032,040
6.375%, 9/1/2030	5,000,000	5,080,950
South San Francisco, CA, Sales & Special Tax Revenue, Capital Improvements Financing Authority, Conference Center, 6.125%, 9/1/2018	3,925,000	4,002,283
South Tahoe, CA, Electric Revenue, Joint Powers Finance Authority, Series A, 7.3%, 10/1/2007	12,500,000	13,031,125
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	7,190,760
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,055,960
Southern California, Sales & Special Tax Revenue, Tobacco Securitization Authority, Series A, 5.25%, 6/1/2027	3,000,000	3,032,730
Southern California, Single Family Housing Revenue, Home Finance Authority, Series A, 6.75%, 9/1/2022	335,000	340,695
Southern California, Water & Sewer Revenue, Metropolitan Water District, Series A, 5.75%, 7/1/2021	2,000,000	2,268,860
Stockton, CA, Special Assessment Revenue, Community Facilities District, Brookside Estates, 6.2%, 8/1/2015	2,000,000	2,086,000
Tahoe Truckee, CA, School District GO, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (b)	3,600,000	1,199,232
Temple City, CA, School District GO, Series A, Zero Coupon, 8/1/2015 (b)	1,250,000	656,488
Torrance, CA, Hospital & Healthcare Revenue, Torrance Memorial Medical Center, 5.5%, 6/1/2031	2,950,000	2,943,333
Tustin, CA, Sales & Special Tax Revenue, 6.375%, 9/1/2035	2,000,000	2,058,640
Tustin, CA, School District (GO) Lease, 6.25%, 9/1/2021	750,000	772,155
Ukiah, CA, School District GO, Unified School District, Zero Coupon, 8/1/2016 (b)	2,000,000	984,400
Watsonville, CA, Health Care Revenue, Series A, ETM, 5.95%, 7/1/2007	1,135,000	1,286,784
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	970,370
		933,372,609
Puerto Rico 11.8%
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017	10,605,000	11,556,799
Series HH, Prerefunded, 5.75%, 7/1/2014	7,500,000	8,717,175
Series HH, Prerefunded, 5.75%, 7/1/2015	2,300,000	2,673,267
Series HH, Prerefunded, 5.75%, 7/1/2016	5,000,000	5,811,450
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2014 (b)	2,075,000	2,291,132
Series A, 5.625%, 7/1/2015 (b)	2,190,000	2,406,766
Series A, 5.625%, 7/1/2016 (b)	2,215,000	2,424,450
Series A, 5.625%, 7/1/2017 (b)	2,345,000	2,551,290
Puerto Rico, Inverse Floater, Rites-PA 620B, 10.747% 7/1/2014** (b)	5,000,000	6,735,050
Puerto Rico, Municipal Finance Agency, Inverse Floater, Rites-PA 645B, 10.267%, 8/1/2013**	2,395,000	2,949,730
Puerto Rico, Municipal Finance Agency, Inverse Floater, Rites-PA 645D, 10.767%, 8/1/2015**	2,225,000	2,786,701
Puerto Rico, Public Building Authority, Series A, 6.25%, 7/1/2013 (b)	1,000,000	1,196,900
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Inverse Floater, Rites-PA 645C, 10.517%, 8/1/2014**	2,500,000	3,111,925
Puerto Rico Commonwealth:
5.5%, 7/1/2015 (b)	4,960,000	5,578,016
5.65%, 7/1/2015 (b)	1,000,000	1,139,740
6.5%, 7/1/2015 (b)	4,000,000	4,902,120
Puerto Rico Commonwealth, Public Improvement, 5.5%, 7/1/2017 (b)	4,000,000	4,456,000
Puerto Rico Commonwealth, Other GO, Public Improvements, Inverse Floater, Rites-PA 944-R-B, 9.728%, 7/1/2020** (b)	6,625,000	7,943,309
Puerto Rico Commonwealth, Sales & Special Tax Revenue, Highway and Transportation Authority:
Series Z, 6.0%, 7/1/2018	7,250,000	8,438,565
Series Y, 6.25%, 7/1/2014 (b)	3,000,000	3,592,200
Series Z, 6.25%, 7/1/2014 (b)	1,000,000	1,197,400
Series Z, 6.25%, 7/1/2016	750,000	899,475
Puerto Rico Commonwealth, Sales & Special Tax Revenue, Infrastructure Finance Authority, Series A, ETM, 5.5%, 10/1/2020	2,000,000	2,132,640
Puerto Rico Commonwealth, Transportation/Tolls Revenue, Highway and Transportation Authority:
Series A, 5.5%, 7/1/2014 (b)	5,000,000	5,628,450
Series E, 5.5%, 7/1/2020 (b)	14,155,000	15,563,281
Puerto Rico Commonwealth, Transportation/Tolls Revenue, Highway and Transportation Authority, Inverse Floater:
11.14%, 7/1/2013** (b)	3,610,000	5,002,630
11.14%, 7/1/2015** (b)	2,825,000	3,956,695
Puerto Rico Commonwealth, Water & Sewer Revenue, Public Finance Corp., Series A, 5.5%, 8/1/2015 (b)	3,455,000	3,788,822
		129,431,978
Virgin Islands 0.8%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,100,075
Total Long-Term Municipal Investments (Cost $992,404,003)		1,070,904,662

Short-Term Municipal Investments* 2.1%
California
California, Series B-1, Daily Demand Note, 1.25%, 7/1/2035	1,000,000	1,000,000
Irvine, CA, Improvement Bond Act 1915, Daily Demand Note, 1.3%, 9/2/2020	2,573,000	2,573,000
Irvine, CA, Sales & Special Tax Revenue, Daily Demand Note, 1.3%, 9/2/2015	6,515,000	6,515,000
Irvine, CA, STP-Tax District, Improvement Bond Act 1915, Daily Demand Note, 1.3%, 9/2/2024	11,100,000	11,100,000
Orange County, CA, County GO, Daily Demand Note, 1.3%, 8/1/2016 (b)	1,800,000	1,800,000
Total Short-Term Municipal Investments (Cost $22,988,000)		22,988,000
Total Investment Portfolio - 100.0% (Cost $1,015,392,003) (a)		1,093,892,662

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of February 28, 2002.
** Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rates as of February 28, 2002.
(a) The cost for federal income tax purposes was $1,014,829,859. At February 28, 2002, net unrealized appreciation for all securities based on tax cost was $79,062,803. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,340,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,277,358.
(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA.
(c) When-issued or forward delivery securities (see Notes to Financial Statements).
(d) At February 28, 2002, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2002, open futures contracts sold short were as follows:

Futures	Expiration	Contracts	Aggregate Face Value ($)	Value ($)
10 year CBT U.S. Treasury Note	3/19/02	440	46,368,610	47,190,000
Total unrealized depreciation on futures contracts sold short				(821,390)

At February 28, 2002, interest rate swaps were as follows:

Expiration	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)
2/21/2012	20,000,000	Fixed-4.249%	Floating-LIBOR plus 1.25%	(157,400)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $1,015,392,003)	$ 1,093,892,662
Cash	795,475
Receivable for investments sold	60,000
Interest receivable	12,761,231
Receivable for Fund shares sold	800,976
Receivable for daily variation margin on open futures contracts	123,750
Other receivable	288,000
Total assets	1,108,722,094
Liabilities
Payable for investments purchased	2,087,240
Payable for when-issued and forward delivery securities	20,937,089
Dividends payable	529,274
Payable for Fund shares redeemed	700,856
Unrealized depreciation on interest rate swaps	157,400
Accrued management fee	469,072
Other accrued expenses and payables	263,807
Total liabilities	25,144,738
Net assets, at value	$ 1,083,577,356
Net Assets
Net assets consist of: Undistributed net investment income	601,877
Net unrealized appreciation (depreciation) on: Investments	78,500,659
Futures	(821,390)
Other receivable	288,000
Interest rate swaps	(157,400)
Accumulated net realized gain (loss)	(6,076,040)
Paid-in capital	1,011,241,650
Net assets, at value	$ 1,083,577,356

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2002 (Unaudited) (continued)
Net Asset Value
Class S Net Asset Value, offering and redemption price per share ($319,711,935 / 42,556,042 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.51
Class A Net Asset Value and redemption price per share ($728,434,449 / 96,913,151 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.52
Maximum offering price per share (100 / 95.5 of $7.52)	$ 7.87
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($29,815,815 / 3,962,071 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.53
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,615,157 / 751,473 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.47

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 28, 2002 (Unaudited)
Investment Income
Income: Interest	$ 28,882,950
Expenses: Management fee	2,833,593
Administrative fee	533,088
Distribution service fees	905,561
Trustees' fees and expenses	21,210
Other	25,119
Total expenses, before expense reductions	4,318,571
Expense reductions	(3,020)
Total expenses, after expense reductions	4,315,551
Net investment income	24,567,399
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	8,685,756
Futures	1,330,146
10,015,902
Net unrealized appreciation (depreciation) during the period on: Investments	(20,586,988)
Futures	(821,390)
Other receivable	(522,000)
Interest rate swaps	(157,400)
(22,087,778)
Net gain (loss) on investment transactions	(12,071,876)
Net increase (decrease) in net assets resulting from operations	$ 12,495,523

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31, 2001
Operations: Net investment income	$ 24,567,399	$ 39,340,527
Net realized gain (loss) on investment transactions	10,015,902	9,988,990
Net unrealized appreciation (depreciation) on investment transactions during the period	(22,087,778)	34,256,594
Net increase (decrease) in net assets resulting from operations	12,495,523	83,586,111
Distributions to shareholders from: Net investment income: Class S	(7,343,711)	(3,044,636)
Class A	(16,379,922)	(35,077,817)
Class B	(551,833)	(1,265,820)
Class C	(97,385)	(199,018)
Fund share transactions: Proceeds from shares sold	53,734,620	110,283,874
Net assets acquired in tax-free reorganization	-	315,385,118
Reinvestment of distributions	14,446,227	22,598,135
Cost of shares redeemed	(93,499,236)	(176,829,100)
Net increase (decrease) in net assets from Fund share transactions	(25,318,389)	271,438,027
Increase (decrease) in net assets	(37,195,717)	315,436,847
Net assets at beginning of period	1,120,773,073	805,336,226
Net assets at end of period (including undistributed net investment income of $601,877 and $407,329, respectively)	$ 1,083,577,356	$ 1,120,773,073

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S

	2002[a,c]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.60	$ 7.32
Income (loss) from investment operations: Net investment income	.17	.07
Net realized and unrealized gain (loss) on investment transactions	(.09)	.28
Total from investment operations	.08	.35
Less distributions from:
Net investment income	(.17)	(.07)
Net asset value, end of period	$ 7.51	$ 7.60
Total Return (%)	1.12**	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	320	325
Ratio of expenses before expense reductions (%)	.69*	.70*
Ratio of expenses after expense reductions (%)	.69*	.68*
Ratio of net investment income (%)	4.67*	4.72*
Portfolio turnover rate (%)	25*	26*

a For the six months ended February 28, 2002 (Unaudited).
b For the period from June 18, 2001 (commencement of operations) to August 31, 2001.
c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.65% to 4.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder California Tax-Free Income Fund (the "Fund") is a non-diversified series of Scudder State Tax-Free Income Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares of the Fund are generally not available to new investors and are not subject to initial or contingent deferred sales charges. Certain detailed information for the Class A, B and C is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Forward Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $13,566,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2002 ($392,000), August 31, 2006 ($1,971,000), August 31, 2008 ($9,902,000) and August 31, 2009 ($1,301,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

At February 28, 2002, other receivables of $288,000 (0.03% of net assets) have been valued in good faith by the Valuation Committee of the Trustees.

B. Purchases and Sales of Securities

During the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $133,646,873 and $140,232,646, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc. ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such assets, 0.41% of the next $2,500,000,000 of such assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 28, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the Funds' shareholders. On April 5, 2002, ZSI was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays other to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.15%, 0.075%, 0.125% and 0.175% of average daily net assets for Class S, A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Investments Service Company, an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation, a subsidiary of ZSI, is the transfer, shareholder service and dividend-paying agent for Class S shares of the Fund. In addition, other service providers, not affiliated with ZSI provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended February 28, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at February 28, 2002
Class S	$ 236,206	$ 41,077
Class A	272,946	46,842
Class B	19,117	3,224
Class C	4,819	786
	$ 533,088	$ 91,929

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2002
Class B	$ 114,698	$ 18,127
Class C	20,652	3,208
	$ 135,350	$ 21,335

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2002
Class A	$ 727,080	$ 131,647
Class B	36,983	5,689
Class C	6,148	1,001
	$ 770,211	$ 138,337

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2002 aggregated $115,833.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2002, the CDSC for Class B and C shares was $33,961 and $0, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,876,711	$ 36,422,531	12,367,386	$ 90,055,472
Class B	328,569	2,465,797	845,993	6,224,689
Class C	149,689	1,111,621	1,217,971	8,879,629
Class S	1,833,083	13,734,671	683,526	5,124,084*
		$ 53,734,620		$ 110,283,874
Shares issued in tax-free reorganization
Class S	-	$ -	43,087,344	$ 315,385,118
Shares issued to shareholders in reinvestment of distributions
Class A	1,238,283	$ 9,232,575	2,691,783	$ 19,798,930
Class B	43,556	325,189	103,468	762,055
Class C	8,412	62,310	16,013	117,157
Class S	647,711	4,826,153	257,680	1,919,993*
		$ 14,446,227		$ 22,598,135
Shares redeemed
Class A	(8,320,941)	$ (62,365,949)	(21,094,037)	$ (154,740,370)
Class B	(752,403)	(5,635,428)	(1,057,315)	(7,775,016)
Class C	(738,320)	(5,543,786)	(640,160)	(4,692,261)
Class S	(2,660,917)	(19,954,073)	(1,292,385)	(9,621,453)*
		$ (93,499,236)		$ (176,829,100)
Net increase (decrease)
Class A	(2,205,947)	$ (16,710,843)	(6,034,868)	$ (44,885,968)
Class B	(380,278)	(2,844,442)	(107,854)	(788,272)
Class C	(580,219)	(4,369,855)	593,824	4,304,525
Class S	(180,123)	(1,393,249)	42,736,165	312,807,742*
		$ (25,318,389)		$271,438,027

* For the period from June 18, 2001 (commencement of Class S shares) to August 31, 2001.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 28, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $3,020 for custody credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Acquisition of Assets

On June 15, 2001, the Fund acquired all of the net assets of Scudder California Tax Free Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 43,087,344 Class S shares of the Fund for 28,618,035 Class S shares of Scudder California Tax Free Fund outstanding on June 15, 2001. Scudder California Tax Free Fund's net assets at that date ($315,385,118), including $19,764,614 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $767,925,054. The combined net assets of the Fund immediately following the acquisition were $1,083,310,172.

H. Change in Accounting Principle

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to September 1, 2001, the Fund did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $559,042 increase in cost of securities and a corresponding $559,042 decrease in net unrealized appreciation, based on securities held by the Fund on September 1, 2001.

The effect of this change for the six months ended February 28, 2002, was to increase net investment income by $83,079, decrease unrealized appreciation by $3,102, and decrease net realized gains by $79,977. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Investment Products and Services

Scudder Funds
Core
Scudder Balanced Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Select 500 Fund
Scudder Small Company Stock Fund
Growth
Scudder 21st Century Growth Fund
Scudder Capital Growth Fund
Scudder Development Fund
Scudder Large Company Growth Fund
Scudder Select 1000 Growth Fund
Value
Scudder Large Company Value Fund
Scudder Small Company Value Fund*
Sector
Scudder Gold & Precious Metals Fund
Scudder Health Care Fund
Scudder Technology Innovation Fund
Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Moderate Portfolio
Scudder Pathway Growth Portfolio
Global/International
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Pacific Opportunities Fund
The Japan Fund, Inc.*
Income
Scudder GNMA Fund
Scudder High-Yield Opportunity Fund
Scudder Income Fund
Scudder Short-Term Bond Fund
Tax-Free Income
Scudder California Tax-Free Income Fund*
Scudder High-Yield Tax-Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New York Tax-Free Income Fund*
Money Market
Scudder Cash Investment Trust
Scudder Money Market Series:
Prime Reserve Shares
Premium Shares
Managed Shares
Scudder Tax-Free Money Fund
Scudder U.S. Treasury Money Fund

* Class S shares only

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
Scudder Municipal Income Trust

Scudder open end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources

Convenient ways to invest, quickly and reliably	Automatic Investment Plan
A convenient investment program in which money is electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" - buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*
Automatic Dividend Transfer
The most timely, reliable, and convenient way to purchase shares - use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).
QuickBuy
Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.
Payroll Deduction and Direct Deposit
Have all or part of your paycheck - even government checks - invested in up to four Scudder funds at one time.
* Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions	Automated Information Lines
Scudder Class S Shareholders:
Call SAIL™ - 1-800-343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site
Scudder Class S Shareholders -
myScudder.com
Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

Those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs	Automatic Withdrawal Plan
You designate the bank account, determine the schedule (as frequently as once a month) and amount of the redemptions, and Scudder does the rest.
Distributions Direct
Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.
QuickSell
Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.

For more information about these services	Scudder Class S Shareholders: Call a Scudder representative at 1-800-SCUDDER
Please address all written correspondence to	For Scudder Class S Shareholders: Scudder Investments PO Box 219669 Kansas City, MO 64121-9669

Privacy Statement January 2002

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to the following address:

Scudder Investments, Attention: Correspondence - Norwell,

P.O. Box 219669, Kansas City, MO 64121-9669.

Notes

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